UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 1999

Check here if Amendment  [     ];  Amendment Number:
This Amendment  (Check only one.):    [     ]  is a restatement.
                                      [     ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:              Amerindo Investment Advisors, Inc.
Address:           Edificio Sucre, Calle 48 Este
                   Bella Vista, Apartado 6277
                   Panama 5, Panama

Form 13F File Number:     To Be Determined

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Alberto W. Vilar
Title:        Director
Phone:        415-362-0292

Signature, Place, and Date of Signing:

/s/ Alberto W. Vilar      San Franciso, California       August 13, 1999


Report Type  (Check only one.):

[     ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  X  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporing for this Manager:

     Form 13F File Number            Name
     28-2623                         Amerindo Investment Advisors Inc.